NASDAQ®

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE MD 20850

Michael S. Emen
Senior Vice President
Listing Qualifications

RECD S.E.C.
OCT 3 0 2007
1086

By Facsimile and First Class Mail

07082216

October 30, 2007

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

001-33765 CEMNAS

PROCESSED
NOV 0 1 2007
THOMSON
FINANCIAL

Dear Ms. Peters:

This is to certify that on October 24, 2007 The Nasdaq Stock Market (the "Exchange") received from AirMedia Group Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

American Depositary Shares, each representing two ordinary shares

Ordinary Shares, par value $0.001 per share*

* Application to be made for listing, not for trading, but only in connection with the registration of the American Depositary Shares pursuant to requirements of the Securities and Exchange Commission.

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

END